Basis of preparation - Schedule of Foreign currency exchange rate (Details) - $ / £	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Closing foreign exchange rate	1.11348	1.34593
Average foreign exchange rate	1.18746	1.39209